UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Symmetry Peak Management LLC

Address:    555 East Lancaster Avenue
            Suite 660
            Radnor, PA 19087

13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory A. Boye
Title:      Chief Financial Officer
Phone:      484-588-4116

Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       May 17, 2010
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total: $385,419
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                 --------------     -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
3PAR INC                       COM               88580F109    2,503       250,303 SH         SOLE         NONE     250,303
3PAR INC                       COM               88580F109    1,704       170,400     CALL   SOLE         NONE     170,400
AMAZON COM INC                 COM               023135106    5,431        40,000 SH         SOLE         NONE      40,000
APPLE INC                      COM               037833100    9,400        40,000 SH         SOLE         NONE      40,000
ARCSIGHT INC                   COM               039666102    3,097       110,010 SH         SOLE         NONE     110,010
ARUBA NETWORKS INC             COM               043176106   17,078     1,250,202 SH         SOLE         NONE   1,250,202
ARUBA NETWORKS INC             COM               043176106    2,292       167,800     PUT    SOLE         NONE     167,800
ATHEROS COMMUNICATIONS INC     COM               04743P108    2,478        64,024 SH         SOLE         NONE      64,024
BANCO SANTANDER SA             ADR               05964H105      664        50,000     PUT    SOLE         NONE      50,000
BANK OF AMERICA CORPORATION    COM               060505104    1,785       100,000     PUT    SOLE         NONE     100,000
CAVIUM NETWORKS INC            COM               14965A101    1,682        67,603 SH         SOLE         NONE      67,603
CHINA AUTOMOTIVE SYS INC       COM               16936R105      258        11,182 SH         SOLE         NONE      11,182
CHINACAST EDU CORP             COM               16946T109      753       103,030 SH         SOLE         NONE     103,030
CISCO SYS INC                  COM               17275R102    4,425       170,000     PUT    SOLE         NONE     170,000
COMPELLENT TECHNOLOGIES INC    COM               20452A108    4,906       279,540 SH         SOLE         NONE     279,540
CREE INC                       COM               225447101      625         8,900     PUT    SOLE         NONE       8,900
DIGITALGLOBE INC               COM NEW           25389M877    2,683        95,989 SH         SOLE         NONE      95,989
DIREXION SHS ETF TR            DLY EM BR 3X NEW  25459W482    8,696       200,000     CALL   SOLE         NONE     200,000
DREAMWORKS ANIMATION SKG INC   CL A              26153C103    4,236       107,500 SH         SOLE         NONE     107,500
EDUCATION MGMT CORP NEW        COM               28140M103      438        20,000 SH         SOLE         NONE      20,000
FORTINET INC                   COM               34959E109    1,431        81,400 SH         SOLE         NONE      81,400
GOLDMAN SACHS GROUP INC        COM               38141G104   17,063       100,000     PUT    SOLE         NONE     100,000
GOOGLE INC                     CL A              38259P508   17,014        30,000 SH         SOLE         NONE      30,000
HECKMANN CORP                  COM               422680108    5,944     1,024,800 SH         SOLE         NONE   1,024,800
HIMAX TECHNOLOGIES INC         SPONSORED ADR     43289P106       94        30,096 SH         SOLE         NONE      30,096
INFINERA CORPORATION           COM               45667G103    1,769       207,625 SH         SOLE         NONE     207,625
INFINERA CORPORATION           COM               45667G103    2,135       250,600     CALL   SOLE         NONE     250,600
INSITUFORM TECHNOLOGIES INC    CL A              457667103    1,799        67,602 SH         SOLE         NONE      67,602
ISHARES INC                    MSCI SPAIN        464286764    1,639        38,800     PUT    SOLE         NONE      38,800
ISHARES TR INDEX               FTSE XNHUA IDX    464287184    9,788       232,500     PUT    SOLE         NONE     232,500
KONGZHONG CORP                 SPONSORED ADR     50047P104    3,397       426,224 SH         SOLE         NONE     426,224
KONGZHONG CORP                 SPONSORED ADR     50047P104    3,821       479,400     CALL   SOLE         NONE     479,400
LINCOLN EDL SVCS CORP          COM               533535100    5,128       202,700 SH         SOLE         NONE     202,700
LINCOLN NATL CORP IND          COM               534187109    1,154        37,600     PUT    SOLE         NONE      37,600
LOGMEIN INC                    COM               54142L109    1,736        83,929 SH         SOLE         NONE      83,929
LULULEMON ATHLETICA INC        COM               550021109    1,037        25,000 SH         SOLE         NONE      25,000
MELLANOX TECHNOLOGIES LTD      SHS               M51363113   10,479       444,571 SH         SOLE         NONE     444,571
MELLANOX TECHNOLOGIES LTD      SHS               M51363113      943        40,000     PUT    SOLE         NONE      40,000
MEMC ELECTR MATLS INC          COM               552715104    9,198       600,000     CALL   SOLE         NONE     600,000
MF GLOBAL HLDGS LTD            COM               55277J108    1,156       143,219 SH         SOLE         NONE     143,219
MONOLITHIC PWR SYS INC         COM               609839105    1,575        70,630 SH         SOLE         NONE      70,630
MOVE INC COM                   COM               62458M108       63        30,000 SH         SOLE         NONE      30,000
NETLOGIC MICROSYSTEMS INC      COM               64118B100    2,823        95,934 SH         SOLE         NONE      95,934
NETSUITE INC                   COM               64118Q107    2,412       165,901 SH         SOLE         NONE     165,901
NETSUITE INC                   COM               64118Q107      942        64,800     CALL   SOLE         NONE      64,800
OPNEXT INC                     COM               68375V105       94        39,647 SH         SOLE         NONE      39,647
PHASE FORWARD INC              COM               71721R406      360        27,502 SH         SOLE         NONE      27,502
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   69,832     1,450,000     PUT    SOLE         NONE   1,450,000
RESEARCH IN MOTION LTD         COM               760975102    7,397       100,000     CALL   SOLE         NONE     100,000
RINO INTERNATIONAL CORPORATI   COM               766883102    1,187        50,000     PUT    SOLE         NONE      50,000
RIVERBED TECHNOLOGY INC        COM               768573107    4,021       141,600 SH         SOLE         NONE     141,600
SAIC INC                       COM               78390X101    2,253       127,300     CALL   SOLE         NONE     127,300
SALESFORCE COM INC             COM               79466L302    9,740       130,820 SH         SOLE         NONE     130,820
SINA CORP                      ORD               G81477104    7,022       186,300     CALL   SOLE         NONE     186,300
SMART BALANCE INC              COM               83169Y108    2,206       340,430 SH         SOLE         NONE     340,430
SMART BALANCE INC              COM               83169Y108      324        50,000     CALL   SOLE         NONE      50,000
SOLARWINDS INC                 COM               83416B109      866        40,000 SH         SOLE         NONE      40,000
SPDR DOW JONES INDL AVRG ETF   UT SER 1          78467X109   13,576       125,000     PUT    SOLE         NONE     125,000
SPDR GOLD TRUST                GOLD SHS          78463V107    5,426        49,800     PUT    SOLE         NONE      49,800
SPDR S&P 500 ETF TR            UNIT SER 1 S&P    78462F103   59,670       510,000     PUT    SOLE         NONE     510,000
STR HLDGS INC                  COM               78478V100      710        30,200 SH         SOLE         NONE      30,200
SUPPORT COM INC                COM               86858W101   11,230     3,434,151 SH         SOLE         NONE   3,434,151
TRINA SOLAR LIMITED            SPON ADR          89628E104    1,648        67,498 SH         SOLE         NONE      67,498
VARIAN SEMICONDUCTOR EQUIPMN   COM               922207105      497        15,000 SH         SOLE         NONE      15,000
VMWARE INC                     CL A COM          928563402    5,709       107,110 SH         SOLE         NONE     107,110
VOLTERRA SEMICONDUCTOR CORP    COM               928708106    1,217        48,504 SH         SOLE         NONE      48,504
XYRATEX LTD                    COM               G98268108      762        45,000 SH         SOLE         NONE      45,000

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